Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jan. 27, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Jun. 09, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015
C000007554
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 36,094	$ 34,981	$ 33,520	$ 33,141	$ 32,479	$ 30,247	$ 31,501	$ 28,566	$ 25,296	$ 25,631	$ 23,592	$ 21,824	$ 19,787	$ 20,165	$ 24,528		$ 25,190	$ 24,052	$ 23,615	$ 21,684	$ 18,770	$ 15,110	$ 14,231		$ 11,569	$ 16,626	$ 14,934	$ 15,248	$ 14,773	$ 13,093	$ 15,832	$ 15,188	$ 14,872	$ 15,003	$ 14,157	$ 13,386	$ 12,894	$ 12,385	$ 11,436	$ 10,537	$ 10,399	$ 10,464	$ 10,000
C000174795
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 366,222	354,744	339,756	335,761	328,903	306,167	318,701	288,858	255,697	258,928	238,205	220,261	199,600	203,306	247,174		253,669	242,092	237,547	218,025	188,617	151,795	142,917		116,159	166,897	149,850	152,987	148,196	131,321	158,723	152,218	148,993	150,294	141,772	133,997	129,042	123,898	114,363	105,374	103,992	104,642	100,000
C000174796
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 918,616	889,774	852,131	842,056	824,770	767,662	799,030	724,161	640,956	649,000	597,063	552,036	500,186	509,472	619,403		635,679	606,652	595,268	546,270	472,511	380,214	357,993		290,859	417,806	375,118	382,866	370,787	328,487	396,987	380,678	372,568	375,777	354,429	334,992	322,561	309,703	285,908	263,435	259,981	261,604	250,000
C000225884
Account Value [Line Items]
Line Graph and Table Measure Name	R6 Class
Account Value	$ 3,652,513	3,537,252	3,387,016	3,346,543	3,277,474	3,049,989	3,174,368	2,876,771	2,545,843	2,577,567	2,370,933	2,191,736	1,985,809	2,022,658	2,458,701		2,523,293	2,407,501	2,362,128	2,167,521	1,874,883	1,509,294	1,421,441		1,155,596	1,660,701	1,491,664	1,523,072	1,475,577	1,307,815	1,581,415	1,517,085	1,485,453	1,498,604	1,414,040	1,337,066	1,287,911	1,237,050	1,142,321	1,052,531	1,038,730	1,045,215
C000007556
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 27,006	26,389	25,330	25,624	24,172	22,368	23,844	22,447	19,586	19,570	17,410	15,697	14,998	15,946	19,083		20,316	19,640	18,994	17,594	15,156	11,975	11,379		9,232	13,684	12,276	12,711	12,160	10,717	13,692	13,653	13,710	14,265	13,702	12,935	12,697	12,327	11,176	10,366	10,096	10,690	10,000
C000174797
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 273,190	266,842	256,057	258,971	244,192	225,937	240,741	226,582	197,637	197,444	175,584	158,244	151,136	160,676	192,230		204,578	197,686	191,141	176,970	152,442	120,406	114,384		92,769	137,457	123,255	127,593	122,029	107,537	137,310	136,861	137,369	142,874	137,193	129,460	127,054	123,302	111,757	103,659	100,960	106,904	100,000
C000174798
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 687,351	671,164	643,914	651,072	613,779	567,648	604,715	568,943	496,218	495,495	440,610	397,055	379,083	402,980	481,946		512,797	495,421	478,960	443,334	381,705	301,443	286,295		232,129	343,951	308,448	319,220	305,303	268,978	343,396	342,274	343,546	357,309	343,054	323,650	317,635	308,255	279,392	259,148	252,401	267,260	250,000
C000225885
Account Value [Line Items]
Line Graph and Table Measure Name	R6 Class
Account Value	$ 2,724,815	2,660,338	2,552,016	2,580,386	2,432,234	2,249,456	2,395,999	2,254,266	1,965,435	1,962,889	1,745,179	1,572,348	1,501,176	1,595,138	1,907,395		2,029,514	1,960,693	1,895,231	1,754,553	1,510,646	1,193,292	1,133,910		919,947	1,363,582	1,223,287	1,266,664	1,211,741	1,067,880	1,364,356	1,360,487	1,366,142	1,421,502	1,365,387	1,288,898	1,265,209	1,228,392	1,113,634	1,032,944	1,006,047	1,065,274
C000007560
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 22,039	21,171	19,979	19,140	20,315	18,893	19,479	18,667	17,355	18,350	17,600	15,921	13,678	15,471	18,087		19,146	18,420	19,056	17,896	16,116	12,449	11,644		9,630	14,785	13,348	13,397	12,844	11,408	13,687	13,674	13,717	14,078	13,550	12,432	11,919	11,078	10,293	9,457	9,816	10,585	10,000
C000174801
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 223,499	214,633	202,435	193,866	205,675	191,173	197,044	188,707	175,371	185,308	177,673	160,607	137,901	155,917	182,219		192,784	185,423	191,711	179,947	161,998	125,071	116,982		96,660	148,427	133,923	134,361	128,815	114,367	137,139	137,011	137,394	141,012	135,653	124,480	119,269	110,820	102,926	94,570	98,162	105,854	100,000
C000174802
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 560,983	538,579	507,961	486,454	516,040	479,654	494,238	473,319	439,832	464,752	445,463	402,663	345,746	390,916	456,858		483,347	464,791	480,547	451,069	405,962	313,395	293,135		242,232	371,769	335,430	336,526	322,519	286,346	343,320	342,894	343,852	352,794	339,330	311,299	298,172	277,050	257,315	236,425	245,406	264,636	250,000
C000225887
Account Value [Line Items]
Line Graph and Table Measure Name	R6 Class
Account Value	$ 2,220,048	2,130,797	2,009,628	1,923,924	2,040,939	1,896,407	1,954,686	1,871,347	1,738,915	1,838,027	1,761,744	1,592,474	1,367,559	1,545,600	1,805,773		1,910,503	1,837,351	1,899,634	1,782,602	1,604,794	1,239,283	1,159,103		958,653	1,471,805	1,328,757	1,333,585	1,278,542	1,135,624	1,362,516	1,361,247	1,365,477	1,401,433	1,348,809	1,237,587	1,186,496	1,102,785	1,024,594	941,414	977,173	1,053,746
C000007558
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 22,261	21,633	20,893	20,703	20,745	19,540	19,978	19,042	17,320	17,650	16,757	16,228	15,140	15,776	17,939		18,635	17,989	17,919	16,903	15,331	13,208	12,608		10,999	14,106	13,328	13,306	12,862	11,824	13,030	12,718	12,690	12,898	12,376	11,935	11,735	11,268	10,734	10,190	10,233	10,155	10,000
C000174799
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 226,455	219,929	212,267	210,220	210,512	198,220	202,546	192,883	175,339	178,575	169,426	163,959	152,872	159,235	180,901		187,813	181,253	180,447	170,070	154,201	132,792	126,710		110,539	141,674	133,812	133,591	129,132	118,625	130,665	127,534	127,172	129,220	123,945	119,463	117,425	112,721	107,340	101,902	102,329	101,547	100,000
C000174800
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 567,638	551,223	531,991	526,822	527,656	496,664	507,475	483,371	439,438	447,405	424,482	410,785	383,011	398,952	453,236		470,552	454,105	452,087	426,094	386,223	332,509	317,286		276,688	354,620	334,961	334,299	323,034	296,749	326,808	318,878	318,076	323,094	309,862	298,749	293,563	281,802	268,351	254,756	255,822	253,867	250,000
C000225886
Account Value [Line Items]
Line Graph and Table Measure Name	R6 Class
Account Value	$ 2,255,153	2,189,144	2,113,146	2,091,833	2,094,969	1,972,302	2,015,061	1,919,199	1,744,741	1,776,363	1,685,381	1,630,459	1,520,171	1,583,421	1,798,797		1,866,954	1,801,871	1,793,362	1,690,255	1,532,091	1,319,939	1,259,942		1,099,149	1,409,695	1,331,924	1,329,727	1,285,329	1,181,588	1,302,156	1,270,924	1,268,121	1,288,942	1,236,771	1,192,720	1,172,730	1,126,088	1,072,688	1,018,343	1,022,605	1,014,791
C000007562
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 19,346	18,617	16,528	15,321	16,742	15,389	16,077	16,059	14,774	15,867	15,397	13,517	10,993	12,910	14,633		16,025	15,869	16,709	16,021	14,697	11,179	10,786		8,669	14,009	12,612	12,711	12,298	11,278	13,476	13,599	14,321	14,728	14,386	13,186	12,421	11,351	10,666	9,416	10,209	10,519	10,000
C000174804
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 196,050	188,529	167,332	155,025	169,329	155,577	162,423	162,241	149,135	160,178	155,309	136,311	110,826	130,035	147,403		161,264	159,674	168,013	161,036	147,649	112,271	108,263		87,040	140,607	126,542	127,538	123,386	113,090	135,106	136,293	143,469	147,548	144,114	132,013	124,312	113,561	106,665	94,157	102,085	105,188	100,000
C000174803
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 493,034	474,119	420,658	389,706	425,628	390,920	408,122	407,513	374,596	402,173	389,949	342,100	278,202	326,396	369,829		404,604	400,517	421,403	403,927	370,255	281,456	271,283		218,015	352,102	316,902	319,394	308,734	282,983	338,085	341,055	358,869	369,067	360,286	330,033	310,781	283,903	266,662	235,392	255,213	262,969	250,000
C000225888
Account Value [Line Items]
Line Graph and Table Measure Name	R6 Class
Account Value	$ 1,958,411	1,883,327	1,670,483	1,547,617	1,689,690	1,551,399	1,619,638	1,617,223	1,486,404	1,595,741	1,546,687	1,356,971	1,102,986	1,293,964	1,466,073		1,603,875	1,587,346	1,670,091	1,600,292	1,466,325	1,115,260	1,076,049		864,873	1,397,576	1,258,262	1,268,161	1,226,916	1,125,177	1,344,408	1,356,751	1,428,755	1,469,385	1,435,281	1,315,550	1,239,221	1,132,460	1,064,155	939,365	1,018,464	1,049,416
C000007564
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 21,749	21,586	18,452	17,047	19,137	17,102	17,651	17,561	15,754	16,258	15,657	14,693	11,495	12,944	15,234		17,177	16,998	17,314	16,085	14,421	11,446	10,567		8,473	13,732	12,207	12,307	11,764	10,410	12,572	13,111	13,188	13,649	13,436	12,940	11,864	10,826	10,666	9,832	10,069	10,184	10,000
C000174805
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 220,132	218,392	186,600	172,298	193,454	172,727	178,182	177,272	158,936	163,925	157,866	148,067	115,875	130,360	153,308		172,766	170,998	173,996	161,574	144,869	114,948	106,047		84,972	137,786	122,499	123,335	117,897	104,341	125,921	131,396	132,090	136,717	134,512	129,544	118,792	108,336	106,657	98,320	100,692	101,842	100,000
C000174806
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 554,460	549,823	469,778	433,660	486,858	434,572	448,102	445,809	399,451	412,025	396,756	372,057	290,943	327,421	384,994		433,997	429,147	436,691	405,437	363,406	288,150	265,773		212,998	345,357	306,825	309,138	295,469	261,611	315,495	328,801	330,537	342,107	336,465	323,859	296,979	270,840	266,643	245,800	251,730	254,604	250,000
C000225889
Account Value [Line Items]
Line Graph and Table Measure Name	R6 Class
Account Value	$ 2,183,150	2,164,893	1,849,720	1,707,508	1,915,446	1,710,542	1,763,799	1,754,772	1,571,918	1,621,400	1,561,315	1,464,119	1,144,543	1,288,043	1,514,532		1,706,441	1,687,860	1,717,531	1,594,608	1,429,298	1,133,734	1,046,652		839,312	1,360,150	1,209,088	1,219,019	1,165,226	1,031,159	1,245,297	1,298,645	1,306,266	1,351,993	1,330,900	1,281,689	1,175,187	1,072,358	1,056,462	973,882	997,374	1,008,765
C000036890
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 23,040	22,286	21,319	19,642	20,668	18,992	19,317	18,764	17,294	17,633	16,685	15,293	13,543	15,268	18,320		19,724	19,283	19,606	18,344	16,546	13,297	12,492		10,150	14,637	13,101	13,202	12,711	11,277	13,776	13,531	13,835	14,310	13,895	13,270	12,497	11,809	10,992	9,949	10,332	10,742	10,000
C000174807
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 233,391	225,659	215,680	198,688	208,994	191,955	195,150	189,470	174,558	177,896	168,321	154,265	136,493	153,795	184,467		198,536	193,959	197,213	184,436	166,262	133,573	125,488		101,944	146,891	131,422	132,361	127,511	113,039	138,116	135,592	138,562	143,314	139,160	132,838	125,111	118,086	109,923	99,494	103,318	107,420	100,000
C000174808
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 586,569	567,137	542,056	499,126	525,106	482,090	490,114	475,626	438,111	446,710	422,456	386,957	342,487	385,873	462,566		497,625	486,300	494,253	462,244	416,715	334,624	314,380		255,235	367,769	329,034	331,383	319,051	283,036	345,603	339,289	346,718	358,417	347,900	332,095	312,777	295,215	274,807	248,734	258,294	268,549	250,000
C000225890
Account Value [Line Items]
Line Graph and Table Measure Name	R6 Class
Account Value	$ 2,332,297	2,254,195	2,154,547	1,983,978	2,085,975	1,915,168	1,947,028	1,889,502	1,740,419	1,773,670	1,676,542	1,535,664	1,359,248	1,531,327	1,835,506		1,974,560	1,929,155	1,960,690	1,833,762	1,652,435	1,327,917	1,247,580		1,013,659	1,461,811	1,308,329	1,318,447	1,269,414	1,126,206	1,375,774	1,351,339	1,381,697	1,429,087	1,387,667	1,325,229	1,248,059	1,179,307	1,097,781	993,627	1,031,817	1,072,784
C000235267
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 10,656	10,429	10,235	9,963	10,231	9,740	9,686	9,653	9,014	9,222	9,199	9,049	8,857	9,111	9,661	$ 10,000
C000219731
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 111,488	109,040	106,966	104,080	106,819	101,660	100,924	100,661	93,973	95,981	95,692	94,082	92,043	94,665	100,366		105,864	105,930	105,533	103,596	104,854	102,041	99,928	$ 100,000
C000219732
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 279,232	272,780	267,570	260,632	267,479	254,541	252,684	251,718	234,950	240,253	239,518	235,461	230,352	236,906	251,157		264,909	265,064	264,056	259,425	262,254	255,171	249,833	250,000
C000225891
Account Value [Line Items]
Line Graph and Table Measure Name	R6 Class
Account Value	$ 1,075,371	1,050,302	1,030,041	1,003,138	1,029,284	979,306	971,948	967,890	903,227	923,381	921,395	904,628	884,826	909,818	964,410		1,017,017	1,017,402	1,013,329	994,321	1,005,874
Harris Associates Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 41,530	38,409	34,621	36,166	35,315	33,352	31,982	28,928	25,900	26,776	24,624	22,907	21,296	22,389	26,686		27,973	25,194	25,049	23,076	21,734	19,380	17,791		14,759	18,356	16,830	16,549	15,866	13,961	16,143	14,988	14,490	14,601	13,691	13,104	12,711	11,984	11,543	11,115	10,849	10,704	10,000
Harris Associates Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 415,296	384,091	346,208	361,658	353,150	333,517	319,817	289,281	259,000	267,765	246,238	229,065	212,963	223,895	266,863		279,726	251,944	250,486	230,759	217,338	193,796	177,909		147,590	183,564	168,300	165,489	158,661	139,607	161,433	149,876	144,900	146,009	136,911	131,040	127,115	119,845	115,430	111,149	108,485	107,043	100,000
Harris Associates Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 1,038,241	960,227	865,519	904,145	882,876	833,794	799,543	723,202	647,499	669,412	615,596	572,663	532,407	559,737	667,157		699,315	629,859	626,215	576,897	543,345	484,489	444,773		368,974	458,911	420,749	413,723	396,652	349,018	403,582	374,690	362,251	365,022	342,278	327,600	317,787	299,612	288,576	277,872	271,213	267,606	250,000
Harris Associates Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 4,152,965	3,840,909	3,462,075	3,616,582	3,531,502	3,335,175	3,198,172	2,892,809	2,589,998	2,677,648	2,462,384	2,290,651	2,129,629	2,238,948	2,668,627		2,797,259	2,519,438	2,504,858	2,307,587	2,173,381	1,937,955	1,779,092		1,475,895	1,835,645	1,682,997	1,654,892	1,586,607	1,396,073	1,614,326	1,498,760	1,449,003	1,460,087	1,369,114	1,310,402	1,271,147	1,198,448	1,154,304	1,111,489	1,084,853	1,070,426
Harris Associates Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 41,530	38,409	34,621	36,166	35,315	33,352	31,982	28,928	25,900	26,776	24,624	22,907	21,296	22,389	26,686		27,973	25,194	25,049	23,076	21,734	19,380	17,791		14,759	18,356	16,830	16,549	15,866	13,961	16,143	14,988	14,490	14,601	13,691	13,104	12,711	11,984	11,543	11,115	10,849	10,704	10,000
Harris Associates Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 415,296	384,091	346,208	361,658	353,150	333,517	319,817	289,281	259,000	267,765	246,238	229,065	212,963	223,895	266,863		279,726	251,944	250,486	230,759	217,338	193,796	177,909		147,590	183,564	168,300	165,489	158,661	139,607	161,433	149,876	144,900	146,009	136,911	131,040	127,115	119,845	115,430	111,149	108,485	107,043	100,000
Harris Associates Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 1,038,241	960,227	865,519	904,145	882,876	833,794	799,543	723,202	647,499	669,412	615,596	572,663	532,407	559,737	667,157		699,315	629,859	626,215	576,897	543,345	484,489	444,773		368,974	458,911	420,749	413,723	396,652	349,018	403,582	374,690	362,251	365,022	342,278	327,600	317,787	299,612	288,576	277,872	271,213	267,606	250,000
Harris Associates Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 4,152,965	3,840,909	3,462,075	3,616,582	3,531,502	3,335,175	3,198,172	2,892,809	2,589,998	2,677,648	2,462,384	2,290,651	2,129,629	2,238,948	2,668,627		2,797,259	2,519,438	2,504,858	2,307,587	2,173,381	1,937,955	1,779,092		1,475,895	1,835,645	1,682,997	1,654,892	1,586,607	1,396,073	1,614,326	1,498,760	1,449,003	1,460,087	1,369,114	1,310,402	1,271,147	1,198,448	1,154,304	1,111,489	1,084,853	1,070,426
Harris Associates Index: MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 32,260	30,074	26,979	27,471	27,514	25,868	25,205	23,149	20,777	21,522	20,146	18,701	17,037	18,161	21,668		22,845	21,199	21,200	19,677	18,754	16,456	15,247		12,774	16,180	14,905	14,826	14,255	12,674	14,637	13,943	13,705	13,883	13,159	12,551	12,066	11,342	11,136	10,619	10,513	10,550	10,000
Harris Associates Index: MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 322,601	300,736	269,787	274,710	275,144	258,680	252,047	231,489	207,771	215,222	201,463	187,006	170,369	181,606	216,678		228,450	211,988	212,003	196,765	187,535	164,560	152,471		127,742	161,804	149,048	148,256	142,553	126,736	146,373	139,429	137,052	138,831	131,586	125,513	120,655	113,423	111,358	106,191	105,131	105,500	100,000
Harris Associates Index: MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 806,502	751,841	674,467	686,776	687,860	646,699	630,117	578,723	519,428	538,054	503,657	467,515	425,921	454,014	541,696		571,126	529,970	530,006	491,913	468,838	411,401	381,178		319,355	404,511	372,621	370,640	356,382	316,841	365,934	348,573	342,630	347,076	328,966	313,783	301,638	283,559	278,394	265,477	262,827	263,750	250,000
Harris Associates Index: MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 3,226,008	3,007,364	2,697,869	2,747,104	2,751,441	2,586,797	2,520,469	2,314,892	2,077,712	2,152,217	2,014,628	1,870,059	1,703,686	1,816,057	2,166,784		2,284,504	2,119,879	2,120,026	1,967,652	1,875,354	1,645,603	1,524,712		1,277,419	1,618,044	1,490,485	1,482,558	1,425,528	1,267,364	1,463,735	1,394,291	1,370,520	1,388,306	1,315,863	1,255,130	1,206,553	1,134,234	1,113,577	1,061,909	1,051,309	1,054,998
Harris Associates Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 41,530	38,409	34,621	36,166	35,315	33,352	31,982	28,928	25,900	26,776	24,624	22,907	21,296	22,389	26,686		27,973	25,194	25,049	23,076	21,734	19,380	17,791		14,759	18,356	16,830	16,549	15,866	13,961	16,143	14,988	14,490	14,601	13,691	13,104	12,711	11,984	11,543	11,115	10,849	10,704	10,000
Harris Associates Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 415,296	384,091	346,208	361,658	353,150	333,517	319,817	289,281	259,000	267,765	246,238	229,065	212,963	223,895	266,863		279,726	251,944	250,486	230,759	217,338	193,796	177,909		147,590	183,564	168,300	165,489	158,661	139,607	161,433	149,876	144,900	146,009	136,911	131,040	127,115	119,845	115,430	111,149	108,485	107,043	100,000
Harris Associates Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 1,038,241	960,227	865,519	904,145	882,876	833,794	799,543	723,202	647,499	669,412	615,596	572,663	532,407	559,737	667,157		699,315	629,859	626,215	576,897	543,345	484,489	444,773		368,974	458,911	420,749	413,723	396,652	349,018	403,582	374,690	362,251	365,022	342,278	327,600	317,787	299,612	288,576	277,872	271,213	267,606	250,000
Harris Associates Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 4,152,965	3,840,909	3,462,075	3,616,582	3,531,502	3,335,175	3,198,172	2,892,809	2,589,998	2,677,648	2,462,384	2,290,651	2,129,629	2,238,948	2,668,627		2,797,259	2,519,438	2,504,858	2,307,587	2,173,381	1,937,955	1,779,092		1,475,895	1,835,645	1,682,997	1,654,892	1,586,607	1,396,073	1,614,326	1,498,760	1,449,003	1,460,087	1,369,114	1,310,402	1,271,147	1,198,448	1,154,304	1,111,489	1,084,853	1,070,426
Harris Associates Index: MSCI World ex U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index Global (Net)
Account Value	$ 22,432	21,296	19,006	17,896	19,332	17,940	18,049	17,093	15,468	16,130	15,655	14,493	12,474	13,737	16,096		16,910	16,394	16,503	15,621	15,014	12,960	12,352		10,709	13,955	12,939	13,061	12,584	11,393	13,063	12,895	12,991	13,262	12,723	12,046	11,404	10,677	10,716	10,081	10,189	10,391	10,000
Harris Associates Index: MSCI World ex U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index Global (Net)
Account Value	$ 224,317	212,957	190,064	178,965	193,321	179,402	180,490	170,932	154,678	161,297	156,553	144,931	124,742	137,374	160,964		169,096	163,943	165,030	156,211	150,142	129,601	123,524		107,093	139,555	129,390	130,605	125,835	113,931	130,629	128,945	129,914	132,617	127,233	120,461	114,040	106,771	107,161	100,815	101,887	103,915	100,000
Harris Associates Index: MSCI World ex U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index Global (Net)
Account Value	$ 560,792	532,394	475,159	447,412	483,302	448,505	451,224	427,329	386,696	403,243	391,381	362,327	311,856	343,435	402,411		422,741	409,857	412,575	390,528	375,355	324,003	308,809		267,733	348,887	323,475	326,513	314,588	284,827	326,573	322,363	324,784	331,541	318,084	301,152	285,100	266,927	267,901	252,037	254,719	259,787	250,000
Harris Associates Index: MSCI World ex U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index Global (Net)
Account Value	$ 2,243,170	2,129,574	1,900,638	1,789,648	1,933,207	1,794,019	1,804,896	1,709,316	1,546,784	1,612,971	1,565,525	1,449,309	1,247,425	1,373,742	1,609,645		1,690,963	1,639,428	1,650,300	1,562,111	1,501,419	1,296,014	1,235,237		1,070,934	1,395,548	1,293,901	1,306,052	1,258,351	1,139,309	1,306,293	1,289,451	1,299,135	1,326,166	1,272,335	1,204,607	1,140,400	1,067,707	1,071,606	1,008,148	1,018,875	1,039,147
Harris Associates Index: MSCI World ex U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index Global (Net)
Account Value	$ 22,432	21,296	19,006	17,896	19,332	17,940	18,049	17,093	15,468	16,130	15,655	14,493	12,474	13,737	16,096		16,910	16,394	16,503	15,621	15,014	12,960	12,352		10,709	13,955	12,939	13,061	12,584	11,393	13,063	12,895	12,991	13,262	12,723	12,046	11,404	10,677	10,716	10,081	10,189	10,391	10,000
Harris Associates Index: MSCI World ex U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index Global (Net)
Account Value	$ 224,317	212,957	190,064	178,965	193,321	179,402	180,490	170,932	154,678	161,297	156,553	144,931	124,742	137,374	160,964		169,096	163,943	165,030	156,211	150,142	129,601	123,524		107,093	139,555	129,390	130,605	125,835	113,931	130,629	128,945	129,914	132,617	127,233	120,461	114,040	106,771	107,161	100,815	101,887	103,915	100,000
Harris Associates Index: MSCI World ex U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index Global (Net)
Account Value	$ 560,792	532,394	475,159	447,412	483,302	448,505	451,224	427,329	386,696	403,243	391,381	362,327	311,856	343,435	402,411		422,741	409,857	412,575	390,528	375,355	324,003	308,809		267,733	348,887	323,475	326,513	314,588	284,827	326,573	322,363	324,784	331,541	318,084	301,152	285,100	266,927	267,901	252,037	254,719	259,787	250,000
Harris Associates Index: MSCI World ex U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index Global (Net)
Account Value	$ 2,243,170	2,129,574	1,900,638	1,789,648	1,933,207	1,794,019	1,804,896	1,709,316	1,546,784	1,612,971	1,565,525	1,449,309	1,247,425	1,373,742	1,609,645		1,690,963	1,639,428	1,650,300	1,562,111	1,501,419	1,296,014	1,235,237		1,070,934	1,395,548	1,293,901	1,306,052	1,258,351	1,139,309	1,306,293	1,289,451	1,299,135	1,326,166	1,272,335	1,204,607	1,140,400	1,067,707	1,071,606	1,008,148	1,018,875	1,039,147
Harris Associates Index: MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 32,260	30,074	26,979	27,471	27,514	25,868	25,205	23,149	20,777	21,522	20,146	18,701	17,037	18,161	21,668		22,845	21,199	21,200	19,677	18,754	16,456	15,247		12,774	16,180	14,905	14,826	14,255	12,674	14,637	13,943	13,705	13,883	13,159	12,551	12,066	11,342	11,136	10,619	10,513	10,550	10,000
Harris Associates Index: MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 322,601	300,736	269,787	274,710	275,144	258,680	252,047	231,489	207,771	215,222	201,463	187,006	170,369	181,606	216,678		228,450	211,988	212,003	196,765	187,535	164,560	152,471		127,742	161,804	149,048	148,256	142,553	126,736	146,373	139,429	137,052	138,831	131,586	125,513	120,655	113,423	111,358	106,191	105,131	105,500	100,000
Harris Associates Index: MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 806,502	751,841	674,467	686,776	687,860	646,699	630,117	578,723	519,428	538,054	503,657	467,515	425,921	454,014	541,696		571,126	529,970	530,006	491,913	468,838	411,401	381,178		319,355	404,511	372,621	370,640	356,382	316,841	365,934	348,573	342,630	347,076	328,966	313,783	301,638	283,559	278,394	265,477	262,827	263,750	250,000
Harris Associates Index: MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 3,226,008	3,007,364	2,697,869	2,747,104	2,751,441	2,586,797	2,520,469	2,314,892	2,077,712	2,152,217	2,014,628	1,870,059	1,703,686	1,816,057	2,166,784		2,284,504	2,119,879	2,120,026	1,967,652	1,875,354	1,645,603	1,524,712		1,277,419	1,618,044	1,490,485	1,482,558	1,425,528	1,267,364	1,463,735	1,394,291	1,370,520	1,388,306	1,315,863	1,255,130	1,206,553	1,134,234	1,113,577	1,061,909	1,051,309	1,054,998
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,079	9,879	9,761	9,497	9,797	9,313	9,307	9,379	8,781	9,074	9,151	8,888	8,725	9,160	9,611	$ 10,000
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 98,795	96,829	95,674	93,086	96,026	91,283	91,223	91,936	86,069	88,943	89,700	87,120	85,518	89,785	94,206		100,149	100,137	100,085	98,287	101,718	101,042	100,420	100,000
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 246,987	242,073	239,186	232,714	240,064	228,207	228,058	229,841	215,172	222,357	224,250	217,799	213,794	224,461	235,515		250,373	250,343	250,214	245,718	254,294	252,605	251,050	$ 250,000
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 974,638	955,247	943,856	918,318	947,322	900,530	899,943	906,978	849,094	877,446	884,918	859,460	843,657	885,751	929,371		988,002	987,885	987,373	969,632	1,003,474
Harris Associates Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 27,692	26,291	25,331	24,801	25,303	23,122	23,634	21,686	19,805	20,452	19,651	19,456	17,306	18,336	20,886		21,042	19,525	19,678	18,704	16,812	14,461	13,695		11,983	16,354	15,226	15,023	14,467	12,924	14,641	13,851	13,690	14,089	13,377	12,973	12,800	12,395	11,620	11,229	10,737	10,564	10,000
Harris Associates Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 276,917	262,905	253,312	248,015	253,027	231,223	236,342	216,856	198,047	204,520	196,513	194,555	173,060	183,360	208,864		210,416	195,245	196,780	187,039	168,117	144,613	136,954		119,829	163,545	152,265	150,228	144,667	129,243	146,408	138,508	136,898	140,890	133,767	129,726	128,004	123,953	116,195	112,287	107,366	105,635	100,000
Harris Associates Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 692,294	657,263	633,280	620,037	632,568	578,058	590,856	542,141	495,117	511,299	491,281	486,388	432,650	458,400	522,160		526,040	488,113	491,950	467,597	420,293	361,533	342,384		299,574	408,862	380,662	375,571	361,667	323,106	366,019	346,270	342,246	352,225	334,417	324,314	320,011	309,882	290,488	280,716	268,415	264,088	250,000
Harris Associates Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 2,769,174	2,629,052	2,533,120	2,480,150	2,530,272	2,312,231	2,363,423	2,168,564	1,980,467	2,045,196	1,965,126	1,945,551	1,730,599	1,833,601	2,088,639		2,104,160	1,952,451	1,967,799	1,870,386	1,681,171	1,446,133	1,369,537		1,198,294	1,635,449	1,522,648	1,502,283	1,446,666	1,292,426	1,464,077	1,385,078	1,368,984	1,408,901	1,337,667	1,297,255	1,280,044	1,239,529	1,161,951	1,122,866	1,073,659	1,056,352
Harris Associates Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 27,692	26,291	25,331	24,801	25,303	23,122	23,634	21,686	19,805	20,452	19,651	19,456	17,306	18,336	20,886		21,042	19,525	19,678	18,704	16,812	14,461	13,695		11,983	16,354	15,226	15,023	14,467	12,924	14,641	13,851	13,690	14,089	13,377	12,973	12,800	12,395	11,620	11,229	10,737	10,564	10,000
Harris Associates Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 276,917	262,905	253,312	248,015	253,027	231,223	236,342	216,856	198,047	204,520	196,513	194,555	173,060	183,360	208,864		210,416	195,245	196,780	187,039	168,117	144,613	136,954		119,829	163,545	152,265	150,228	144,667	129,243	146,408	138,508	136,898	140,890	133,767	129,726	128,004	123,953	116,195	112,287	107,366	105,635	100,000
Harris Associates Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 692,294	657,263	633,280	620,037	632,568	578,058	590,856	542,141	495,117	511,299	491,281	486,388	432,650	458,400	522,160		526,040	488,113	491,950	467,597	420,293	361,533	342,384		299,574	408,862	380,662	375,571	361,667	323,106	366,019	346,270	342,246	352,225	334,417	324,314	320,011	309,882	290,488	280,716	268,415	264,088	250,000
Harris Associates Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 2,769,174	2,629,052	2,533,120	2,480,150	2,530,272	2,312,231	2,363,423	2,168,564	1,980,467	2,045,196	1,965,126	1,945,551	1,730,599	1,833,601	2,088,639		2,104,160	1,952,451	1,967,799	1,870,386	1,681,171	1,446,133	1,369,537		1,198,294	1,635,449	1,522,648	1,502,283	1,446,666	1,292,426	1,464,077	1,385,078	1,368,984	1,408,901	1,337,667	1,297,255	1,280,044	1,239,529	1,161,951	1,122,866	1,073,659	1,056,352
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,998	11,759	11,619	11,304	11,662	11,086	11,078	11,165	10,452	10,801	10,893	10,580	10,385	10,904	11,441		12,162	12,161	12,155	11,936	12,353	12,271	12,195		11,852	11,490	11,470	11,215	10,880	10,569	10,399	10,397	10,413	10,568	10,527	10,438	10,290	10,206	10,519	10,471	10,244	9,943	10,000
Harris Associates Index: 60% S&P 500 / 40% Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index
Account Value	$ 25,921	24,532	22,924	23,261	23,211	21,978	21,421	20,219	18,425	19,041	18,158	17,183	16,304	17,117	19,369		20,404	19,146	19,070	18,018	17,612	16,376	15,502		13,680	15,351	14,557	14,277	13,734	12,564	13,592	12,995	12,742	12,866	12,357	11,995	11,710	11,265	11,143	10,872	10,621	10,401	10,000
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 119,978	117,591	116,188	113,045	116,615	110,855	110,783	111,649	104,523	108,013	108,933	105,799	103,854	109,036	114,405		121,623	121,608	121,545	119,361	123,527	122,707	121,952		118,520	114,902	114,696	112,150	108,800	105,689	103,989	103,969	104,134	105,677	105,269	104,383	102,896	102,063	105,193	104,713	102,445	99,430	100,000
Harris Associates Index: 60% S&P 500 / 40% Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index
Account Value	$ 259,208	245,321	229,237	232,610	232,112	219,775	214,208	202,193	184,246	190,410	181,581	171,833	163,037	171,168	193,694		204,044	191,465	190,698	180,180	176,117	163,763	155,019		136,801	153,507	145,566	142,773	137,338	125,641	135,919	129,951	127,419	128,661	123,575	119,948	117,103	112,653	111,429	108,719	106,207	104,014	100,000
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 299,944	293,977	290,471	282,612	291,538	277,138	276,957	279,122	261,308	270,034	272,333	264,498	259,635	272,589	286,013		304,057	304,021	303,863	298,403	308,818	306,767	304,879		296,299	287,255	286,739	280,375	271,999	264,223	259,972	259,922	260,335	264,194	263,172	260,958	257,240	255,156	262,981	261,782	256,112	248,576	250,000
Harris Associates Index: 60% S&P 500 / 40% Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index
Account Value	$ 648,020	613,303	573,091	581,525	580,281	549,439	535,521	505,483	460,615	476,024	453,952	429,582	407,593	427,921	484,235		510,110	478,661	476,745	450,450	440,293	409,407	387,548		342,004	383,768	363,914	356,931	343,345	314,103	339,796	324,877	318,547	321,651	308,936	299,869	292,758	281,631	278,572	271,799	265,518	260,034	250,000
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,199,777	1,175,907	1,161,884	1,130,447	1,166,151	1,108,550	1,107,827	1,116,487	1,045,233	1,080,134	1,089,331	1,057,993	1,038,540	1,090,357	1,144,054		1,216,228	1,216,083	1,215,453	1,193,614	1,235,273	1,227,067	1,219,517		1,185,196	1,149,022	1,146,956	1,121,502	1,087,997	1,056,893	1,039,888	1,039,686	1,041,339	1,056,775	1,052,690	1,043,833	1,028,961	1,020,626	1,051,925	1,047,128	1,024,447	994,304
Harris Associates Index: 60% S&P 500 / 40% Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index
Account Value	$ 2,592,081	2,453,212	2,292,366	2,326,101	2,321,123	2,197,754	2,142,083	2,021,933	1,842,460	1,904,095	1,815,807	1,718,327	1,630,373	1,711,684	1,936,941		2,040,438	1,914,646	1,906,981	1,801,798	1,761,173	1,637,629	1,550,191		1,368,015	1,535,073	1,455,657	1,427,726	1,373,381	1,256,412	1,359,185	1,299,509	1,274,188	1,286,606	1,235,746	1,199,478	1,171,032	1,126,525	1,114,287	1,087,194	1,062,073	1,040,136
Harris Associates Index: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Account Value	$ 21,928	20,930	18,725	17,523	19,070	17,779	17,854	16,878	15,285	15,940	15,483	14,274	12,165	13,421	15,699		16,686	16,248	16,321	15,518	14,996	12,923	12,331		10,734	13,909	12,859	12,999	12,537	11,400	13,034	12,860	13,021	13,223	12,687	12,036	11,342	10,576	10,652	10,008	10,156	10,471	10,000
Harris Associates Index: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Account Value	$ 219,282	209,304	187,254	175,228	190,699	177,788	178,539	168,775	152,846	159,398	154,825	142,742	121,647	134,205	156,987		166,855	162,480	163,207	155,182	149,964	129,229	123,315		107,343	139,093	128,593	129,986	125,372	113,997	130,338	128,596	130,207	132,232	126,866	120,361	113,419	105,757	106,517	100,078	101,563	104,710	100,000
Harris Associates Index: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Account Value	$ 548,204	523,260	468,136	438,069	476,747	444,469	446,347	421,938	382,114	398,495	387,064	356,855	304,118	335,514	392,468		417,139	406,200	408,017	387,956	374,911	323,072	308,286		268,358	347,733	321,483	324,964	313,429	284,993	325,846	321,491	325,518	330,581	317,165	300,902	283,548	264,392	266,292	250,194	253,907	261,774	250,000
Harris Associates Index: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Account Value	$ 2,192,817	2,093,039	1,872,545	1,752,277	1,906,989	1,777,878	1,785,386	1,687,751	1,528,456	1,593,981	1,548,254	1,427,419	1,216,472	1,342,055	1,569,872		1,668,554	1,624,801	1,632,070	1,551,823	1,499,643	1,292,290	1,233,145		1,073,431	1,390,932	1,285,930	1,299,857	1,253,717	1,139,971	1,303,384	1,285,962	1,302,073	1,322,324	1,268,660	1,203,609	1,134,194	1,057,568	1,065,169	1,000,776	1,015,626	1,047,095
Harris Associates Index: MSCI World ex U.S. Small Cap Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Small Cap Index (Net)
Account Value	$ 22,178	20,680	17,702	17,121	18,582	16,824	17,090	16,660	15,063	15,606	15,531	14,793	12,840	14,181	17,281		18,628	18,556	18,423	17,578	16,761	14,258	12,948		10,643	14,862	13,341	13,377	13,145	11,850	14,135	14,257	14,392	14,464	13,668	12,743	11,879	11,039	11,350	10,509	10,646	10,582	10,000
Harris Associates Index: MSCI World ex U.S. Small Cap Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Small Cap Index (Net)
Account Value	$ 221,776	206,803	177,023	171,208	185,815	168,240	170,899	166,604	150,634	156,061	155,307	147,928	128,401	141,812	172,805		186,277	185,563	184,234	175,784	167,611	142,582	129,483		106,426	148,616	133,410	133,770	131,453	118,504	141,352	142,566	143,917	144,644	136,682	127,435	118,785	110,385	113,500	105,090	106,457	105,819	100,000
Harris Associates Index: MSCI World ex U.S. Small Cap Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Small Cap Index (Net)
Account Value	$ 554,441	517,008	442,557	428,020	464,538	420,600	427,247	416,509	376,586	390,152	388,267	369,821	321,003	354,530	432,013		465,693	463,907	460,585	439,460	419,027	356,454	323,708		266,066	371,540	333,525	334,425	328,632	296,260	353,381	356,416	359,793	361,611	341,706	318,587	296,963	275,963	283,751	262,726	266,142	264,546	$ 250,000
Harris Associates Index: MSCI World ex U.S. Small Cap Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Small Cap Index (Net)
Account Value	$ 2,217,764	$ 2,068,031	$ 1,770,228	$ 1,712,080	$ 1,858,153	$ 1,682,399	$ 1,708,990	$ 1,666,038	$ 1,506,344	$ 1,560,607	$ 1,553,068	$ 1,479,284	$ 1,284,011	$ 1,418,121	$ 1,728,053		$ 1,862,770	$ 1,855,630	$ 1,842,340	$ 1,757,842	$ 1,676,108	$ 1,425,815	$ 1,294,831		$ 1,064,265	$ 1,486,159	$ 1,334,098	$ 1,337,698	$ 1,314,530	$ 1,185,040	$ 1,413,523	$ 1,425,664	$ 1,439,172	$ 1,446,444	$ 1,366,824	$ 1,274,347	$ 1,187,851	$ 1,103,853	$ 1,135,004	$ 1,050,904	$ 1,064,570	$ 1,058,185